STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
		Apr. 19, 2024	Jan. 01, 2024	Apr. 19, 2023	Jan. 01, 2023	Jan. 15, 2021	Jan. 15, 2021	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 15, 2024	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock transactions								$ 63,000	$ 390,361	$ 65,000			$ 82,521	$ 93,182
Stock based compensation expense													$ 176,451	178,382
Options exercisable, weighted-average remaining estimated life													6 months 14 days
Options exercisable, intrinsic value													$ 6,750
Stock option exercises													$ 0	$ 0
Number of shares available for grant											26,712,247
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares									380,000			380,000	335,000	524,000		668,000
Additional stock options granted
Number of common stock, forfeited											335,000	144,000	189,000	144,000
2021 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards stock appreciation rights percentage						15.00%	15.00%
Options outstanding number of shares			5,288,687		4,290,709				5,001,709		8,939,754	5,001,709	335,000
Options granted, value			$ 99,910		$ 97,272						$ 494,806	$ 43,520
Stock transactions			$ 99,910		$ 97,272						494,806	(44,940)
Additional stock options granted													0	0
Number of common stock, forfeited													189,000	144,000
Number of shares available for grant													17,920,314		30,028,314
Stock based compensation expense											$ 404,807	$ 157,268
2021 Stock Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares			335,000		524,000				380,000		0	380,000
Options granted, value			$ 155,505		$ 173,362							$ 161,297	$ 155,505
Shares issued at the time of award, shares													5,288,687
Stock transactions													$ 99,910
Additional stock options granted											0	0
Number of common stock, forfeited											335,000	144,000
2010 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding number of shares														524,000
2010 Stock Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted, value														$ 173,362
Shares issued at the time of award, shares														4,290,709
Stock transactions														$ 97,272
Stock Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock transactions	[1]	$ 187,607		$ 73,135
Number of common stock, forfeited											155,505	12,065

[1]	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.